Goodwill and Acquired Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 437.1
Accumulated Amortization	(130.1)
Net	307.0
Goodwill	966.8	$ 966.8
Pre-Acquisition ZI brand portfolio
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	33.0
DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		437.1	$ 145.6
Accumulated Amortization		(99.5)	(56.9)
Net		337.6	88.7
Goodwill		966.8	445.7	$ 439.7
DiscoverOrg Holdings | Pre-Acquisition ZI brand portfolio
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		33.0
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	268.6
Accumulated Amortization	(48.0)
Net	$ 220.6
Weighted Average Amortization Period	15 years
Customer relationships | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		268.6	95.6
Accumulated Amortization		(34.5)	(17.4)
Net		$ 234.1	$ 78.2
Weighted Average Amortization Period		15 years	14 years 10 months 24 days
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 163.9
Accumulated Amortization	(79.2)
Net	$ 84.7
Weighted Average Amortization Period	6 years
Acquired technology | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 163.9	$ 45.4
Accumulated Amortization		(62.5)	(37.5)
Net		$ 101.4	$ 7.9
Weighted Average Amortization Period		6 years	3 years 10 months 24 days
Brand portfolio
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4.6
Accumulated Amortization	(2.9)
Net	$ 1.7
Weighted Average Amortization Period	9 years 8 months 12 days
Brand portfolio | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 4.6	$ 4.6
Accumulated Amortization		(2.5)	(2.0)
Net		$ 2.1	$ 2.6
Weighted Average Amortization Period		9 years 8 months 12 days	9 years 8 months 12 days